SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	brobi#2f
FILER
PERIOD		06/30/2008
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	August 12, 2008
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN Amro Cap Funding Tr V 5.9%                  00372p203      201    11865 SH       Sole                                      11865
BAC Capital Trust I 7.00% Cap                   055187207      241    11000 SH       Sole                                      11000
Citigroup Capital VII 7.125% C                  17306n203      455    21925 SH       Sole                                      21925
Public Svc Co OK Sr Nt Ser B                    744533605      594    24400 SH       Sole                                      24400
Royal Bank of Scotland H.P. FD                  780097879      732    36350 SH       Sole                                      36350
A T & T Corp                   COM              00206R102    27650   820720 SH       Sole                                     820720
Abbott Laboratories            COM              002824100     8717   164572 SH       Sole                                     164572
Allegheny Technologies         COM              01741R102    18696   315385 SH       Sole                                     315385
Alliant Techsystems Inc        COM              018804104     1501    14765 SH       Sole                                      14765
American Int'l Group Inc       COM              026874107      207     7834 SH       Sole                                       7834
Amerigas Partners Inc          COM              030975106    10880   341610 SH       Sole                                     341610
Anadarko Petroleum Corp        COM              032511107    57556   769060 SH       Sole                                     769060
Apache Corp                    COM              037411105    41547   298901 SH       Sole                                     298901
Asyst Technologies Inc         COM              04648X107      667   186898 SH       Sole                                     186898
Barrick Gold Corp              COM              067901108    37786   830466 SH       Sole                                     830466
BHP Billiton                   COM              088606108    26727   313736 SH       Sole                                     313736
Boeing Company                 COM              097023105    12448   189415 SH       Sole                                     189415
BP P.L.C.                      COM              055622104      385     5530 SH       Sole                                       5530
Burlington Northern Santa Fe C COM              12189T104     5416    54219 SH       Sole                                      54219
Canadian National Railroad     COM              136375102     1207    25100 SH       Sole                                      25100
Caterpillar Inc                COM              149123101     3185    43142 SH       Sole                                      43142
Chesapeake Energy              COM              165167107    31970   484695 SH       Sole                                     484695
Chevron Texaco Corp            COM              166764100     1550    15631 SH       Sole                                      15631
Chubb Corp                     COM              171232101     2177    44415 SH       Sole                                      44415
Cleveland Cliffs Inc           COM              185896107    45356   380538 SH       Sole                                     380538
Colgate-Palmolive Co           COM              194162103      727    10525 SH       Sole                                      10525
Commercial Metals Co.          COM              201723103    41458  1099677 SH       Sole                                    1099677
Companhia Vale Do Rio Doce     COM              204412209    32499   907280 SH       Sole                                     907280
Con Edison Co Of NY            COM              209115104     1704    43587 SH       Sole                                      43587
ConocoPhillips                 COM              20825C104      376     3988 SH       Sole                                       3988
Consol Energy Inc              COM              20854P109      302     2684 SH       Sole                                       2684
Crown Cork & Seal Co Inc       COM              228368106      624    24000 SH       Sole                                      24000
CSX Corp                       COM              126408103    21026   334755 SH       Sole                                     334755
Danaher Corp                   COM              235851102      634     8200 SH       Sole                                       8200
Deere & Co                     COM              244199105     6789    94121 SH       Sole                                      94121
Devon Energy Corp              COM              25179M103    73558   612168 SH       Sole                                     612168
Diageo Corp                    COM              25243Q205     1950    26394 SH       Sole                                      26394
DRS Technologies Inc           COM              23330X100     1478    18775 SH       Sole                                      18775
Duke Energy Corp               COM              26441C105     3069   176567 SH       Sole                                     176567
Eaton Corp                     COM              278058102    12964   152575 SH       Sole                                     152575
Energy Solutions, Inc.         COM              292756202     4336   193990 SH       Sole                                     193990
Enterprise Products Partners L COM              293792107    25887   876349 SH       Sole                                     876349
EOG Res Inc                    COM              26875P101     2345    17872 SH       Sole                                      17872
Exxon Mobil Corp               COM              30231G102     2501    28374 SH       Sole                                      28374
Freeport McMoran Copper & Gold COM              35671D857    53354   455282 SH       Sole                                     455282
General Dynamics Corp          COM              369550108    30074   357173 SH       Sole                                     357173
General Electric Co            COM              369604103     1570    58811 SH       Sole                                      58811
Goldcorp Inc.                  COM              380956409    41269   893850 SH       Sole                                     893850
Goldman Sachs Group Inc        COM              38141G104      437     2497 SH       Sole                                       2497
Hecla Mining Co                COM              422704106    22763  2458157 SH       Sole                                    2458157
Hess Corp                      COM              42809H107    42818   339313 SH       Sole                                     339313
HSBC Holdings PLC ADR          COM              404280406     1348    17575 SH       Sole                                      17575
Hugoton Royalty Trust          COM              444717102    17529   473745 SH       Sole                                     473745
Integrys Energy Group Inc      COM              45822p105    24148   475080 SH       Sole                                     475080
Intl Business Machines Corp    COM              459200101     1303    10994 SH       Sole                                      10994
Johnson & Johnson              COM              478160104      654    10160 SH       Sole                                      10160
Kinross Gold Corporation       COM              496902404    18446   781272 SH       Sole                                     781272
L 3 Communications Hldgs Inc   COM              502424104     9827   108149 SH       Sole                                     108149
Leucadia National Corp.        COM              527288104     1208    25745 SH       Sole                                      25745
Manitowoc Company, Inc         COM              563571108     4706   144660 SH       Sole                                     144660
Marathon Oil Corp              COM              565849106    16336   314948 SH       Sole                                     314948
MDU Resources Group Inc        COM              552690109     4810   137970 SH       Sole                                     137970
MEMC Electronic Materials      COM              552715104     3084    50121 SH       Sole                                      50121
Mesabi Trust                   COM              590672101      885    28750 SH       Sole                                      28750
Newmont Mining Corp            COM              651639106    32157   616510 SH       Sole                                     616510
Noble Energy                   COM              655044105      788     7832 SH       Sole                                       7832
Norfolk & Southern Corp        COM              655844108     1542    24605 SH       Sole                                      24605
Northrop Grumman Corp          COM              666807102    10683   159680 SH       Sole                                     159680
Novartis AG-Sponsored ADR      COM              66987V109     3187    57895 SH       Sole                                      57895
Nucor Corp                     COM              670346105     6165    82563 SH       Sole                                      82563
Occidental Petroleum Corp      COM              674599105     5659    62971 SH       Sole                                      62971
Owens Illinois                 COM              690768403     2002    48027 SH       Sole                                      48027
Pan American Silver Corp       COM              697900108     9689   280192 SH       Sole                                     280192
Pepsico Inc                    COM              713448108     1229    19333 SH       Sole                                      19333
Permian Basin Royalty Trust    COM              714236106    20156   763210 SH       Sole                                     763210
Petroleo Bras Petrobras NV Spo COM              71654V408    44835   633000 SH       Sole                                     633000
Rambus Inc. Del                COM              750917106    15195   796776 SH       Sole                                     796776
San Juan Basin Royalty Tr      COM              798241105     1699    36725 SH       Sole                                      36725
South Jersey Industries        COM              838518108      884    23650 SH       Sole                                      23650
Southern Co                    COM              842587107     1407    40290 SH       Sole                                      40290
Southern Copper Corp.          COM              84265V105     5390    50552 SH       Sole                                      50552
Spectra Energy Corp            COM              847560109     3556   123732 SH       Sole                                     123732
Steel Dynamics                 COM              858119100    25671   657040 SH       Sole                                     657040
Tenaris ADR                    COM              88031M109    38041   510615 SH       Sole                                     510615
Transocean Sedco Forex Inc     COM              g90073100     9332    61240 SH       Sole                                      61240
Unilever NV New York Shs       COM              904784709      355    12514 SH       Sole                                      12514
Union Pacific Corp             COM              907818108    11197   148303 SH       Sole                                     148303
United Technologies            COM              913017109     1400    22697 SH       Sole                                      22697
USX-U S Steel Group            COM              912909108    74152   401299 SH       Sole                                     401299
Valero Energy                  COM              91913Y100     1733    42075 SH       Sole                                      42075
Weingarten Realty SBI          COM              948741103      656    21634 SH       Sole                                      21634
Xcel Energy Inc                COM              98389B100     4053   201926 SH       Sole                                     201926
XTO Energy Inc                 COM              98385X106    45674   666684 SH       Sole                                     666684
Zimmer Holdings Inc            COM              98956P102      559     8220 SH       Sole                                       8220